Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Skysites Holdings S.A.
Business Combinations
Summary of consideration paid and the fair value of assets and liabilities acquired at the acquisition date

2021
$’000

Gross consideration	40,611
Less: contingent consideration*	(4,169)
Less: cash in business at the date of acquisition	(2,775)
Net cash consideration	33,667

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	11,276
Land	15
Furniture and office equipment	11
Capital work in progress	535
Customer related intangible asset	4,703
Right of use asset	9,675
Trade and other receivables	713
Trade and other payables	(1,132)
Provisions for other liabilities and charges	(2,548)
Lease liabilities	(10,071)
Deferred tax	(2,205)
Total identifiable net assets acquired	10,972

Goodwill	26,864

Revenue — post‑acquisition	4,041
Loss — post‑acquisition	(142)

Centennial Towers Colombia, S.A.S. and Centennial Towers Brasil Cooperatief U.A.
Business Combinations
Summary of consideration paid and the fair value of assets and liabilities acquired at the acquisition date

	Brazil	Colombia	Total
	2021	2021	2021
	$’000	$’000	$’000

Gross consideration	93,900	47,051	140,951
Less: cash in business at the date of acquisition	(260)	(659)	(919)
Net cash consideration	93,640	46,392	140,032

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	43,890	14,074	57,964
Land	407	546	953
Furniture and office equipment	65	17	82
Capital work in progress	628	500	1,128
Right of use asset	22,273	9,761	32,034
Customer related intangible asset	35,422	32,599	68,021
Network related intangible asset	594	321	915
Software	495	1	496
Trade and other receivables	2,363	3,023	5,386
Trade and other payables	(1,471)	(3,646)	(5,117)
Provisions for other liabilities and charges	(5,272)	(527)	(5,799)
Lease liabilities	(24,028)	(10,458)	(34,486)
Tax payable	(2,809)	(625)	(3,434)
Deferred tax	(15,374)	(10,907)	(26,281)
Total identifiable net assets acquired	57,183	34,679	91,862

Goodwill	36,457	11,713	48,170

Revenue — post‑acquisition			9,515
Loss — post‑acquisition			(3,961)

FiberCo Solues de Infraestrutura S.A.
Business Combinations
Summary of consideration paid and the fair value of assets and liabilities acquired at the acquisition date

2021
restated***
$’000

Gross consideration*	266,739
Less: deferred consideration	(64,474)
Net cash consideration	202,265

Capital injection**	42,996

Identifiable assets acquired and liabilities assumed:
Network assets	220,950
Cash	44,872
Capital work in progress	3,832
Software	539
Trade and other receivables	72,989
Trade and other payables	(5,764)
Loans payable	(6,457)
Total identifiable net assets acquired	330,961

Non-controlling interest	162,171

Goodwill	140,945

Revenue — post‑acquisition	5,426
Loss — post‑acquisition	(3,341)

* Excluding contingent consideration subject to completion of business combination accounting.

** The capital injection relates to a payment made to I-Systems for the issuance of new share capital as part of the acquisition agreement to achieve the agreed shareholding structure post acquisition.

*** Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).

IHS Kuwait Limited
Business Combinations
Summary of consideration paid and the fair value of assets and liabilities acquired at the acquisition date

	2021	2020
	$’000	$’000

Gross consideration	12,248	117,367
Less: consideration received in exchange for a retained 30% interest (by Zain Kuwait) in IHS GCC KW	(1,837)	(14,927)
Net consideration for 70% controlling interest in the acquired towers	10,411	102,440
Less: contingent and deferred consideration (note payable to Zain)*	—	(25,202)
Net cash consideration for 70% controlling interest	10,411	77,238

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	7,902	33,061
Right of use assets	—	10,372
Customer related assets	5,449	41,878
Network-related assets	1,877	14,424
Trade and other receivables	872	14,318
Trade and other payables	(3,852)	(1,249)
Lease liabilities	—	(8,580)
Total identifiable net assets acquired (at 100%)	12,248	104,224
Goodwill	—	13,143

Determination of non-controlling interest
Total identifiable net assets acquired (at 100%)	12,248	104,224
Shareholder funding provided by the Group and external debt**	(6,124)	(48,730)
Settlement for lease prepayment funded post acquisition	—	(5,738)
Total identifiable net assets acquired for purposes of non-controlling interest	6,124	49,756

Non-controlling interest portion of above at 30%	1,837	14,927

Revenue — post‑acquisition	n.a.	21,713
Loss — post‑acquisition	n.a.	(2,466)

* Contingent and deferred consideration consists of $25.2 million of consideration due at a future date which is recognized at fair value on the date of acquisition. The deferred consideration was payable within 18 months from the completion of the transaction and was paid during 2021. The contingent consideration was potentially payable within 24 months from the completion of the transaction, or earlier, should the Group enter into other tower acquisitions in MENA. The contingencies were not met and the contingent consideration was released to the consolidated statement of loss and other comprehensive (loss)/income in 2021, refer to note 9.

**This was shareholder funding provided by the Group and recorded as short term liabilities in IHS GCC KW. These funds were loaned to IHS Kuwait to fund the acquisition of the towers from Zain. This short term liability was subsequently replaced by external debt (refer to note 22).

IHS Brasil Cesso de Infraestruturas S.A.
Business Combinations
Summary of consideration paid and the fair value of assets and liabilities acquired at the acquisition date

2020
$’000

Gross consideration	506,778
Less: cash in business at the date of acquisition	(41,111)
Net cash consideration	465,667

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	111,327
Land and buildings	566
Furniture and office equipment	305
Capital work in progress	4,970
Right of use asset	119,339
Customer related intangible asset	282,412
Network-related assets	22,407
Other intangible assets	33
Deferred tax assets	8,347
Trade and other receivables	14,615
Trade and other payables	(24,123)
Income tax payable	(1,538)
Borrowings	(46,356)
Provisions for other liabilities and charges	(15,437)
Lease liabilities	(123,071)
Deferred tax liabilities	(107,016)
Total identifiable net assets acquired	246,780

Goodwill	218,887

Revenue — post‑acquisition	30,185
Loss — post‑acquisition	(296)